Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management [Abstract]
Information Regarding Aging and Collectability of Accounts Receivable

The following table provides an aging analysis of trade accounts receivable. The age of an invoice does not necessarily indicate an account is past due as many contracts for system revenue require the successful completion of system testing and acceptance.

	December 31,	December 31,
As at	2017	2016
Current	$12,000	$20,311
1 - 30 days	2,909	19
31 - 60 days	1,098	7
61 - 90 days	1,114	-
91 days and over	2,598	158
Less allowance for doubtful accounts	(421)	(138)
	$19,298	$20,357

Summary of Company's Exposure to Exchange Risk and Pre-tax Effects on Earnings and Other Comprehensive Income

The following table illustrates the Company’s exposure to exchange risk and the pre-tax effects on earnings and other comprehensive income (OCI) of a 5% decrease in the U.S. dollar in comparison to other relevant foreign currency. This analysis assumes all other variables remain constant.

	Foreign Currency Exposure	Foreign Currency exchange risk 5% decrease in USD
	December 31, 2017	Income	OCI
Net asset:
Canadian dollar	5,572	496	(217)
Indian rupee	882	7	37
Chilean peso	547		27
Euro	(353)	2	(20)
Australian dollar	231		12
Chinese Yuan	3,383		169